Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Plan's design and current operations are consistent with all IRS requirements for tax exemption. This was confirmed by the IRS through the issuance to Cigna of a favorable determination letter dated August 24, 2021. The Plan has been amended since receiving the determination letter; however, the plan administrator believes that the Plan is currently designed and being operated in compliance with the applicable requirements of the Internal Revenue Code. The Plan may be subject to IRS audit but there is no such audit currently in progress, nor has there been one in the recent past. However, the federal tax years that remain open and subject to an audit based on IRS general procedures are 2017 to 2019, and 2022 to 2023. Tax years 2017, 2018, 2019, 2022 and 2023 are under examination.

Accounting principles generally accepted in the United States of America require the Plan’s management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the Internal Revenue Service. As of December 31, 2025 and 2024, there were no uncertain positions taken that had an effect on the Plan financial statements or that required disclosure.